Other Income (Tables)	12 Months Ended
Dec. 31, 2013
Other Income And Expenses [Abstract]
Summary of Other Income

	Year Ended December 31, 2013 $	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $
Gain on sale of other assets	—	2,217	—
Volatile organic compound emission plant lease income	238	1,220	2,900
Impairment and (loss) gain on sale of marketable securities	(2,062)	(2,560)	3,372
Miscellaneous income (loss)	9,229	(511)	6,088
Loss on bond repurchase	(1,759)	—	—

Other income	5,646	366	12,360